5 Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents
		2020	2019

Cash
Domestic market		111,278	13,495
Foreign market	(i)	1,835,685	2,289,736
Cash equivalents:
Domestic market		8,271,312	1,963,185
Foreign market	(i)	3,644,577	2,537,464
Total		13,862,852	6,803,880

(i)	On December 31, 2020, it includes cash of R$284,856 and R$619,577 of cash equivalents (R$598,591 of cash and R$418,644 of cash equivalents on December 31, 2019) of the subsidiary Braskem Idesa, which cannot be used by the other subsidiaries of the Company.